Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Debt securities	$ 367,303	$ 360,870
Allowance for credit losses on debt securities at amortized cost	3	3
Debt securities, net of allowance	367,300	360,867
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	367,134	360,711
Allowance for credit losses on debt securities at amortized cost	3	3
Debt securities, net of allowance	367,131	360,708
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	169	159
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	169	159
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	366,430	360,272
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	366,430	360,272
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	816	530
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	704	439
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	112	91
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	57	68
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	57	68
Default [Member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0